Earnings Per Share	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
EARNINGS PER SHARE

24. EARNINGS PER SHARE

Basic and diluted earnings per share for each of the years presented is calculated as follows:

	Years Ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	USD
Numerator:
Net income used in calculating earnings per share-basic and diluted	269,316,308	110,002,230	166,792,024	23,850,941
Denominator:
Weighted average number of Class A ordinary shares outstanding used in calculating basic and diluted earnings per share	67,321,003	66,776,243	66,366,641	66,366,641
Weighted average number of Class B ordinary shares outstanding used in calculating basic and diluted earnings per share	34,762,909	34,762,909	34,762,909	34,762,909
Allocation of undistributed earnings — basic and diluted:
To Class A Shares	177,605,302	72,341,905	109,457,882	15,652,269
To Class B Shares	91,711,006	37,660,325	57,334,142	8,198,673
Basic and diluted earnings per share:
To Class A Shares	2.64	1.08	1.65	0.24
To Class B Shares	2.64	1.08	1.65	0.24